Share Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

NOTE 11: SHARE BASED COMPENSATION

a.      During 2019, as part of a private placement, the Company entered into an agreement with three of its founders (the Company’s CEO, CTO and VP of Research) to repurchase shares, according to which the Company has the right to repurchase 42,003, 16,699 and 15,268 Ordinary Share of the Company, respectively, without consideration. The repurchase agreement stipulates a graded vesting period over 4 years, during which the restricted shares will vest, as detailed below: 25% of the restricted shares shall vest on the first anniversary and the remaining 75% restricted shares will vest on a monthly basis for the next three years. The Company has no rights with respect to the vested shares. As of December 31, 2021 the total number of shares that have vested are 28,877, 11,481 and 10,496, respectively, and the remaining restricted shares are 13,126, 5,218 and 4,772, respectively. The value of the benefit resulting from the repurchase agreement is $1,300.

b.      In September 2019, the Board of Directors of the Company adopted the Company’s 2019 Employee Share Option Plan (“ESOP”). The plan provides for the grant of up to 44,946 options to purchase Ordinary Shares of the Company to employees, officers, directors and consultants of the Company. Options granted under the ESOP expire 10 years from the date of grant. The options generally vest 25% on the first anniversary and the remaining vest on a monthly basis over the course of the following 36 months.

A summary of the Company’s share option plan activity is as follows:

	Number of options	Weighted average exercise price	Weighted average Remaining Contractual Life (Years)	Aggregated Intrinsic Value (thousand)
Outstanding as of January 1, 2020	25,724	$13.17	7.52	$76

Granted	7,401	$16.38
Exercised	—	$—
Forfeited	(592)	$17.35

Outstanding as of December 31, 2020	32,533	$13.82	7.8	$79

Granted	8,359	$17.35
Exercised	—	—
Forfeited	—	—

Outstanding as of December 31, 2021	40,892	$14.55	8.11	$372

Exercisable as of December 31, 2020	16,866	$11.73	7.75	$69
Exercisable as of December 31, 2021	26,517	$14.82	7.9	$163

The fair value of share options granted during the years ended December 31, 2020 and 2021 were estimated at the date of grant using the Black-Scholes option-pricing model, assuming the following weighted average assumptions:

	2021	2020
Average Exercise price (Doller)	17.35	17.35
Expected volatility (%)	55.57% – 73.11%	80%
Risk-free interest rate (%)	0.76% – 1.15%	0.49% – 0.69%
Expected term (Years)	6.25	6
Expected dividend yield (%)	—	—

In determining the exercise prices for share options granted, the board of directors considered the fair value of the Company Ordinary Share as of each grant date. The fair value of the Company Ordinary Share underlying the share options was determined by management and approved by the Company’s board of directors. Management has determined fair value of an Ordinary Share at the time of grant of the option by considering a number of objective and subjective factors including financing investment rounds, operating and financial performance, the lack of liquidity of share capital, the effect of the rights and preferences of the Company Preferred shareholders and general and industry specific economic outlook, amongst other factors. The Company’s management determined the fair value of Ordinary Share based on valuations performed using the Option Pricing Method (“OPM”) and the Probability Weighted Expected Return Method (“PWERM”) subject to relevant facts and circumstances.

Expected volatility:

As the Company is privately owned, there is not sufficient historical volatility for the expected term of the share options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

Expected term (years):

Expected term represents the period that the Company’s option grants are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the share options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.

Risk-free interest rate:

The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected dividend yield:

The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.

As of December 31, 2021 and 2020, unrecognized compensation costs related to share options was $891 and $349, respectively, which was expected to be recognized over a weighted average period of 3 years and 3 years, respectively.

The weighted average grant date fair value of options granted during the years ended December 31, 2021 and 2020 was $21.37 and $13.41, respectively.

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	December 31,
	2021	2020
Research and development, net	$198	$168
Sales and marketing	73	59
General and administrative	192	186
	$463	$413